CHOU AMERICA MUTUAL FUNDS (THE "TRUST")
SUPPLEMENT DATED OCTOBER 9, 2014 TO THE PROSPECTUS DATED
MAY 1, 2014 AS SUPPLEMENTED OCTOBER 7, 2014

Chou Opportunity Fund
Chou Income Fund

Reference is hereby made to the supplement filed October 7, 2014. The bold text on Page 2 of the supplement filed October 7, 2014 that states:

* * * THE ABOVE DELETION IS EXPECTED TO BECOME EFFECTIVE DECEMBER 6, 2014.* * *

 is hereby deleted in its entirety and replaced with the following:

* * * THE ABOVE DELETION IS EFFECTIVE DECEMBER 6, 2014.* * *

For more information, please contact the Fund at (877) 682-6352 (toll free).

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.